OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES	OTHER COMMITMENT AND CONTINGENCIES
The book value of our Vessels secured under long-term loans was as follows:

	Successor	Predecessor
(in thousands of $)	December 31, 2022	December 31, 2021
Carrying value of vessels secured against long-term loans	1,893,116	1,383,330

At December 31, 2021, the lessor for the six UK tax leases of Golar had second priority interests in relation to the Golar Frost and $16.0 million cash deposit which replaced the lessor’s previous security interests in the Golar Spirit, Methane Princess and the Golar Grand.

Security interest

With effect from April 15, 2021, a financial institution held a second priority security interest on the Golar Frost. This security interest was released in March 2022, which is related to a legacy Golar claim that was subsequently settled by Golar in April 2022.

Legal proceedings and claims

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A contingent liability will be recognized in the financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the financial statements.